Valuation and Qualifying Accounts (Details) - Valuation Allowance for deferred tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Valuation and Qualifying Accounts
Balance at Beginning of Period	$ 947
Amount Charged to Expense	730	$ 947
Balance at End of Period	$ 1,677	$ 947